--------------------------------------------------------------------------------
 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS August 31, 1995
--------------------------------------------------------------------------------
                                      PRINCIPAL
                                       AMOUNT
ISSUER                             (000'S OMITTED)         VALUE
--------------------------------------------------------------------
BANK NOTES--5.3%
Bank of New York
  6.90%, due 11/28/95.........         $50,000       $    49,986,402
J.P. Morgan & Co., Inc.
  6.50%, due 5/6/96...........          50,000            49,992,165
National Bank of Detroit
  6.44%, due 4/19/96..........          50,000            50,006,025
Nationsbank, Texas
  7.55%, due 1/9/96...........          25,000            25,003,013
WestDeusche LandsBank
  6.85%, due 3/1/96...........          75,000            75,009,696
                                                      --------------
                                                         249,997,301
                                                      --------------

CERTIFICATES OF DEPOSIT
(EURODOLLARS)--2.5%
Barclays Bank
  6.91%, due 10/17/95.........          42,000            41,996,253
  6.94%, due 10/17/95.........          25,000            25,000,284
Commerzbank AG, N.Y.
  6.76%, due 4/4/96...........          50,000            50,016,855
                                                      --------------
                                                         117,013,392
                                                      --------------

CERTIFICATES OF DEPOSIT
(YANKEE)--33.2%
ABN Amro
  5.77%, due 12/15/95.........          45,000            44,995,579
Banque Paribas
  5.73%, due 1/4/96...........          50,000            50,000,000
Bayerische Landesbank
  5.95%, due 7/18/96..........         150,000           150,000,000
Commerzbank AG, N.Y.
  5.77%, due 12/5/95..........          50,000            49,992,139
Dai Ichi Kangyo Bank, New York
  5.94%, due 9/18/95..........          83,000            83,000,000
  5.80%, due 9/20/95..........          75,000            75,000,000
  5.81%, due 9/29/95..........          50,000            49,993,973
Dresdner Bank
  6.62%, due 3/15/96..........          65,000            65,003,316
Deutsche Bank
  6.02%, due 8/8/96...........          50,000            50,008,433
Fuji Bank
  6.03%, due 9/1/95...........          25,000            25,000,000
  5.80%, due 9/18/95..........         100,000           100,000,000
Industrial Bank of Japan
  5.87%, due 10/30/95.........         200,000           200,000,000
Mitsubishi Bank, New York
  7.35%, due 12/6/95..........          50,000            50,000,000
  7.62%, due 12/29/95.........          25,000            25,014,493
Royal Bank of Canada
  5.72%, due 12/22/95.........          40,000            40,000,000
Sanwa Bank
  5.90%, due 9/25/95..........         100,000           100,000,663
  5.87%, due 10/23/95.........         100,000           100,001,430
Societe Generale Bank
  5.80%, due 9/22/95..........         100,000           100,000,000
  7.41%, due 1/23/96..........          25,000            25,000,930
Sumitomo Bank
  5.81%, due 9/6/95...........         100,000           100,000,138
  5.81%, due 9/7/95...........         100,000           100,000,165
                                                      --------------
                                                       1,583,011,259
                                                      --------------

COMMERCIAL PAPER--21.3%
ABN Amro
  5.63%, due 12/19/95.........          25,000            24,573,840
  5.66%, due 2/21/96..........          45,000            43,776,025
  5.66%, due 2/23/96..........         100,000            97,248,610
Associates Corp.
  5.87%, due 9/1/95...........         100,000           100,000,000
Bankers Trust Corp.
  5.75%, due 12/29/95.........          70,000            68,669,514
Cregem North America
  5.565%, due 12/15/95........          50,000            49,188,438
General Electric Co.
  5.87%, due 9/1/95...........         100,000           100,000,000
General Electric Capital Co.
  6.73%, due 10/16/95.........          25,000            24,789,688
Goldman Sachs
  5.85%, due 9/14/95..........         150,000           149,683,125
Kingdom of Sweden
  5.95%, due 1/10/96..........          25,000            24,458,715
  5.58%, due 2/21/96..........          80,000            77,854,800
Svenska Handelsbanken
  5.73%, due 9/15/95..........         106,000           105,763,797
UBS Finance Delaware, Inc.
  5.82%, due 9/1/95...........         150,000           150,000,000
                                                      --------------
                                                       1,016,006,552
                                                      --------------

FLOATING RATE NOTES--28.1%
Bank One, Chicago
  6.06%, due 2/12/96..........          50,000            50,000,000
Bank One, Dayton
  5.94%, due 8/30/96..........          70,000            69,959,162
Bank One, Milwaukee
  5.96%, due 8/28/96..........          76,000            75,970,150
Bankers Trust Corp.
  6.10%, due 9/29/95..........          90,000            90,000,000
  6.01%, due 12/18/95.........          70,000            70,000,000
Beneficial Corp.
  6.04%, due 6/17/96..........         100,000           100,000,000
  5.95%, due 8/26/96..........         100,000            99,950,954
Boatments First National Bank,
  Kansas
  6.10%, due 2/14/96..........          40,000            40,000,000
FCC National Bank, Delaware
  6.08%, due 12/20/95.........          50,000            50,000,000
Federal National Mortgage
  Association
  5.95%, due 10/16/95.........         150,000           149,997,300
General Electric Capital Co.
  6.025%, due 2/16/96.........          50,000            49,991,923
J.P. Morgan & Co., Inc.
  6.00%, due 3/8/96...........          75,000            74,981,023
Key Bank, N.Y.
  5.76%, due 9/26/95..........         150,000           149,898,450
  6.00%, due 9/26/95..........          50,000            49,997,260
Merrill Lynch & Co., Inc.
  6.017%, due 12/4/95.........         140,000           140,000,000
Society National Bank
  6.00%, due 9/6/95...........          50,000            49,999,397
SMMTrust
  5.895%, due 6/14/96.........          30,000            30,000,000
                                                      --------------
                                                       1,340,745,619
                                                      --------------

MEDIUM TERM NOTES--1.1%
General Electric Capital Co.
  6.55%, due 3/25/96..........          50,000            49,974,741
                                                      --------------

TIME DEPOSIT--2.4%
Chemical Bank
  5.875%, due 9/1/95..........         116,518           116,518,000
                                                      --------------

UNITED STATES GOVERNMENT
AGENCY--9.1%
Federal Farm Credit Bank
  5.75%, due 8/1/96...........         100,000            99,961,557
Federal National Mortgage
  Association
  6.86%, due 2/28/96..........          35,000            34,985,167
  5.813%, due 7/5/96..........         100,000            99,918,632
  5.725%, due 8/16/96.........         100,000            99,944,230
  5.76%, due 9/3/96...........         100,000            99,952,000
                                                      --------------
                                                         434,761,586
                                                      --------------

UNITED STATES TREASURY--3.0%
United States Treasury Bills
  5.49%, due 8/22/96..........          25,000            23,642,750
  5.52%, due 8/22/96..........          25,000            23,635,333
  5.535%, due 8/22/96.........          50,000            47,263,250
  5.55%, due 8/22/96..........          50,000            47,255,833
                                                      --------------
                                                         141,797,166
                                                      --------------

TOTAL INVESTMENTS
   AT AMORTIZED COST..........          106.0%          5,049,825,616
OTHER ASSETS, LESS LIABILITIES           (6.0%)          (284,419,511)
                                        ------         -------------
NET ASSETS....................          100.0%         $4,765,406,105
                                        ======         ==============

See notes to financial statements

--------------------------------------------------------------------------------
Cash Reserves Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES August 31, 1995
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A).................................. $5,049,825,616
Cash............................................................            609
Interest receivable.............................................     41,822,762
                                                                 --------------
    Total assets................................................ $5,091,648,987
                                                                 --------------
LIABILITIES:
Payable for investments purchased...............................    325,869,262
Payable to affiliate--investment advisory fee (Note 2A).........        290,532
Accrued expenses and other liabilities..........................         83,088
                                                                 --------------
    Total liabilities...........................................    326,242,882
                                                                 --------------
NET ASSETS ..................................................... $4,765,406,105
                                                                 ==============
REPRESENTED BY:
Paid-in capital for beneficial interests........................ $4,765,406,105
                                                                 ==============

 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
 For the Year Ended August 31, 1995
--------------------------------------------------------------------------------
INTEREST INCOME (Note 1B).........................                  $163,277,950
EXPENSES:
Investment advisory fees (Note 2A)................     $  4,097,854
Administrative fees (Note 2B).....................        1,365,951
Custodian fees....................................          782,540
Trustees' fees....................................           40,605
Auditing fees.....................................           40,500
Amortization of organization expenses.............            7,878
Legal fees........................................            6,167
Miscellaneous.....................................           65,368
                                                       ------------
     Total expenses...............................        6,406,863

     Less aggregate amount waived by Investment
       Adviser and Administrator (Notes 2A and 2B)       (3,672,112)
                                                       ------------
     Net expenses.................................                     2,734,751
                                                                    ------------
     Net investment income........................                  $160,543,199
                                                                    ============

See notes to financial statements

 Cash Reserves Portfolio
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         YEAR ENDED AUGUST 31,
                                                            ---------------------------------------------
                                                                  1995                          1994
                                                            ---------------               ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income..........................             $   160,543,199               $     46,640,474
                                                            ---------------               ----------------


CAPITAL TRANSACTIONS:
Proceeds from contributions....................              23,437,948,762                 11,522,208,314
Value of withdrawals...........................             (20,980,446,443)               (10,202,958,307)
                                                            ---------------               ----------------
Net increase in net assets from capital transactions          2,457,502,319                  1,319,250,007
                                                            ---------------               ----------------

NET INCREASE IN NET ASSETS ....................               2,618,045,518                  1,365,890,481
NET ASSETS:
Beginning of period............................               2,147,360,587                    781,470,106
                                                            ---------------               ----------------
End of period..................................            $  4,765,406,105               $  2,147,360,587
                                                           ================               ================

 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       YEAR ENDED AUGUST 31,
                                                       -----------------------------------------------------
                                                        1995       1994       1993        1992        1991
                                                        ----       ----       ----        ----        ----
RATIOS/SUPPLEMENTAL DATA:
Net assets (000 omitted).....................     $4,765,406  $2,147,361   $781,470   $901,024     $847,811
Ratio of expenses to average net assets......          0.10%       0.11%      0.20%      0.25%        0.25%
Ratio of net investment income to
  average net assets.........................          5.88%       3.87%      3.15%      4.42%        6.75%
  Note: If agents of the Portfolio had not voluntarily waived a portion of their fees for the periods indicated, the ratios would have been as follows:
RATIOS:
Expenses to average net assets...............          0.23%       0.24%      0.25%      0.25%        0.25%
Net investment income to average net assets..          5.75%       3.74%      3.10%      4.42%        6.75%

See notes to financial statements

 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
Cash Reserves Portfolio (the "Portfolio") is registered under the U.S. Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator and Citibank, N.A. ("Citibank") acts as the Investment Adviser.

The significant accounting policies consistently followed by the Portfolio are in conformity with U.S. generally accepted accounting principles and are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio's use of amortized cost is subject to the Portfolio's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. INTEREST INCOME AND EXPENSES -- Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Portfolio, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG.

C. U.S. FEDERAL INCOME TAXES -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

D. REPURCHASE AGREEMENTS -- It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

E. OTHER -- Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction.

(2) INVESTMENT ADVISORY FEE AND ADMINISTRATIVE FEE
A. INVESTMENT ADVISORY FEE -- The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $4,097,854, of which $2,306,161 was voluntarily waived for the year ended August 31, 1995. The investment advisory fee is computed at an annual rate of 0.15% of the Portfolio's average daily net assets.

B. ADMINISTRATIVE FEE -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fee amounted to $1,365,951, all of which was voluntarily waived for the year ended August 31, 1995. The Portfolio pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers and a director of the Administrator or its affiliates.

(3) INVESTMENT TRANSACTIONS
Purchases, maturities and sales of money market instruments aggregated $145,318,101,772 and $142,492,747,680, respectively, for the year ended August 31, 1995.

(4) LINE OF CREDIT
The Portfolio, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1995, the commitment fee allocated to the Portfolio was $19,641. Since the line of credit was established, there have been no borrowings.

 Cash Reserves Portfolio
--------------------------------------------------------------------------------
 INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
TO THE TRUSTEES AND THE INVESTORS OF CASH RESERVES PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Cash Reserves Portfolio (the "Portfolio") as at August 31, 1995 and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at August 31, 1995, by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for our opinion.

In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at August 31, 1995, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles.

PRICE WATERHOUSE
Chartered Accountants

Toronto, Ontario
October 5, 1995